INVESTMENT AND LOAN TO SOLTERRA	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Investment And Loan To Solterra
INVESTMENT AND LOAN TO SOLTERRA

NOTE 5 – INVESTMENT AND LOAN TO SOLTERRA

1.	On June 30, 2024, the Company entered into a 24 month Loan Agreement with Solterra Renewable Energy Ltd. (“Solterra”) and other lenders, under which the Company committed €375 thousand (approximately $406) out of a total €500 thousand principal amount. The loan bears annual interest of 7%, payable beginning June 30, 2025. Solterra shall have the option to convert the loan into shares of Solterra Energy Ltd. (“SE”), at the lowest price per share under which SE raises capital during the period from the Loan Agreement date through conversion. If the loan is not converted or repaid in full within nine months from the closing date of the merger involving SE, the interest rate increases to 12% per annum.

The Company elected to account for the Loan Agreement under the fair value option in accordance with ASC 825. As of March 31, 2025, the Company estimated the fair value of the Loan Agreement at $346, based on a third-party valuation applying a 54.7% market discount rate for similar loans. The Company’s chairman of the board of directors also serves as a director of SE.

2.	During 2024, the Company acquired 267,000 shares of SE for a total consideration of NIS801 thousand (approximately $219).

The Company calculated the investment at fair value accordance with ASC 321.

As of March 31, 2025, the Company recorded loss from the decrease in the fair value of the shares in the amount of $77.

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

(USD in thousands, except share and per share data)

NOTE 7 – INVESTMENT AND LOAN TO SOLTERRA

1.	On June 30, 2024, the Company entered into a 24 months Loan Agreement (the “Loan Agreement”) with Solterra Renewable Energy Ltd. (“Solterra”) and certain other lenders (collectively, the “Lenders”) pursuant to which the Lenders committed to loan Solterra the aggregate principal amount of € 500 thousands (approximately $542) (€ 375 thousands (approximately $406) of which was committed by the Company) with interest accruing on the principal at the rate of 7% per annum, to be paid annually beginning June 30, 2025 until the repayment of the loan Solterra shall have the option to convert the Loan Agreement to the shares of Solterra Energy Ltd (“SE”) (formerly AI Conversation Systems Ltd.) an Israeli company (which merger was closed at November 24, 2024) at a price which is the lowest price per share of SE under which it raises capital in in the period starting the date of the Loan Agreement and the loan conversion. In the event the loan is not converted or repaid in full within 9 months from the closing date of the merger then the interest rate shall increase from 7% to 12% per year. On July 8, 2024, the Company transferred €375 thousands (approximately $406). The Company estimated the fair value of the Loan Agreement using a third-party appraiser by discounting the principal and interest at a discount rate of market interest for similar loans. The interest rate was determined, among other things, based on the other similar loans granted to Solterra, at 32.7% as of December 31, 2024. The Company calculated the fair value of the Loan Agreement at $350 as of December 31, 2024.

The Company’s chairman of the board of directors is also a director of SE.

2.	On November 27, 2024, the Company acquired 100,000 shares of SE for a total consideration of NIS 300 thousands (approximately $82). Subsequently, on December 31, 2024, the Company acquired an additional 167,000 shares of SE for a total consideration of NIS 501 thousands (approximately $137).

As of December 31, 2024, the Company recorded gain from the increase in the fair value of the shares in the amount of $88.